Share-based compensation arrangements - Summary of share options activities and restricted share units activities (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based compensation arrangements
Weighted average exercise price, Outstanding as of January 1 | $ / shares		$ 1.2	$ 0.9	$ 0.9
Weighted average exercise price, Granted | $ / shares		1.2	2.7	1.2
Weighted average exercise price, Expired | $ / shares		0.6	0.8	0.6
Weighted average exercise price, Modified | $ / shares		1.2
Weighted average exercise price, Forfeited | $ / shares		1.2	1.2	0.9
Weighted average exercise price, Exercised | $ / shares		0.7
Weighted average exercise price, Outstanding as of December 31 | $ / shares		1.3	1.2	$ 0.9
Weighted average exercise price, Exercisable as of December 31 | $ / shares		$ 1.3	$ 1.2
Number of options, Outstanding as of January 1 | shares		121,852,549	109,142,239	103,897,771
Number of options, Granted | shares		81,966	16,276,585	10,834,516
Number of options, Expired | shares		(1,549,294)	(643,187)	(935,335)
Number of share options modified | shares		(915,730)	8,879,402
Number of options, Forfeited | shares		(2,314,650)	(2,923,088)	(4,654,713)
Number of options, Exercised | shares	(125,994,150)	(21,994,184)
Number of options, Outstanding as of December 31 | shares		95,160,657	121,852,549	109,142,239
Number of options, Exercisable as of December 31 | shares		86,543,577	84,685,936